Share-based compensation	12 Months Ended
Jun. 30, 2026
Share-based compensation
Share-based compensation

28.    Share-based compensation

a)Description of share-based compensation arrangements

In connection with the IPO of LuxExperience B.V. in January 2021, we adopted the 2020 Plan (MYT Netherlands Parent B.V. 2020 Omnibus Incentive Compensation Plan), under which we granted equity-based awards to selected key management members and Supervisory Board Members on January 20, 2021. Selected key management members were granted an IPO-related award package. This package consists of the “Alignment Grant” and the “Restoration Grant”.

Alignment Grant

Under 2020 Omnibus Incentive Compensation Plan share-based payment program, options were granted to selected key management members. The options vest and become exercisable with respect to 25 % on each of the first four anniversaries of the grant date (January 20, 2021). After vesting, each option grants the right to purchase one American Depositary Share (each, an “ADS”) at a predefined exercise price per share. The vested options can be exercised up to 10 years after the grant date. The options granted are divided into three different tranches which have varying exercise prices. Overall, 6,478,761 options were granted to 21 key management members. The amount recognized as share-based compensation expense under this program is based on a weighted average historical share price of 31 USD. Please also refer to the section titled, “b) Measurement of fair values”.

Restoration Grant

Under 2020 Omnibus Incentive Compensation Plan share-based payment program, phantom shares were granted to selected key management members. Each phantom share represents the right of the grantee to receive one ADS in exchange for a phantom share. The granted phantom share vested immediately on the grant date and can be converted into an ADS at any time but are subject to transfer restrictions after conversion. Up to 25% of the granted phantom shares can be transferred after conversion at any time after the second anniversary of the grant date. The remaining 75% of the granted phantom shares can be transferred after conversion if certain conditions are met or at the fourth anniversary of the grant date at latest. The phantom shares can be converted into ADSs up to 10 years after the grant date. Overall, 1,875,677 phantom shares were granted to 21 key management members. The amount recognized as share-based compensation expense under this program is based on a weighted average historical share price of 31 USD. Please also refer to the section titled, “b) Measurement of fair values”.

The following table summarizes the main features of the one-time award package:

Type of arrangement	Alignment Award	Restoration Award
Type of Award	Share Options	Phantom Shares
Date of first grant	January 20, 2021	January 20, 2021
Number granted	6,478,761	1,875,677
Vesting conditions	25% graded vesting of the granted share options in each of the next four years of service from Grant Date.	The restoration awards are fully vested on the Grant Date.

Annual Plan

Additionally, the Compensation Committee of the Supervisory Board recommends and Supervisory Board approves annually the Long-Term Incentive Plan (LTI). As of July 1, 2021, 2022, 2023, 2024 and 2025, the LTI was granted to certain key management members consisting of restricted share units (“RSUs”) with time and performance obligations and for the LTI granted on July 1, 2023, 2024 and 2025, certain stock options were granted to selected key management members under the new 2023 Omnibus Incentive Compensation Plan adopted on the 8th of November 2023 (the “2023 Plan”). Furthermore, restricted shares have been granted to Supervisory Board Members as part of the annual LTI plan.

The 2023 Plan was further amended and restated at the extraordinary general meeting of shareholders held on March 6, 2025 (the “Second Amended 2023 Plan”). The changes implemented in the Second Amended 2023 Plan include, inter alia, an adjustment of the pool of reserved shares that may be granted under the 2023 Plan, ratification of any and all grants made under the 2023 Plan from the date it became effective on November 8, 2023, and a further increase of the pool of reserved shares effective as of, and subject to the completion of the YNAP Acquisition. LuxExperience Group established an Employee Share Purchase Plan, with the intent to encourage long-term relationships with the company and its employees. Pursuant to paragraphs 21(g) and 24 of IAS 33, as certain shares are fully vested and contingently issuable for no consideration, they are treated as outstanding and included in the calculation of both basic and diluted earnings per share.

Supervisory Board Members Plan

Fiscal Year 2024:

On September 5, 2023, 11,478 RSUs were granted to one Supervisory Board Member. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSUs vested on September 5, 2024. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 3.63, the closing share price of the grant date.

On November 8, 2023, 149,147 RSUs were granted to five Supervisory Board Members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSUs vested on November 8, 2024. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 3.52, the closing share price of the day before the grant date.

Fiscal Year 2025:

On November 12, 2024, 85,502 RSUs were granted to five Supervisory Board Members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The RSUs vested on November 12, 2025 and were net settled. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 6.14, the closing share price of the grant date.

Fiscal Year 2026:

On December 17, 2025, 94,006 RSUs were granted to five Supervisory Board Members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSUs will vest on December 17, 2026. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 8.51, the closing share price of the grant date.

The following tables summarize the main features of the annual plan:

Type of arrangement	Supervisory Board Members plan
Type of Award	Restricted Share Units
Date of first grant	September 5, 2023	November 8, 2023	November 12, 2024	December 17, 2025
Number granted	11,478	149,147	85,502	94,006
Vesting conditions	The restricted share units vested in full on September 5, 2024.	The restricted share units vested in full on November 8, 2024.	The restricted share units vested on November 12, 2025 and were net settled.	The restricted share units are scheduled to vest in full on December 17, 2026.

Long-Term Incentive Plan

Fiscal Year 2024:

On July 1, 2023, 3,113,125 RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. As the LTI awarded on July 1, 2023 was subject to approval by the shareholders, the grant date was the date of the Annual General Meeting (AGM) when approval was obtained on November 8, 2023. Out of the granted RSUs, 1,696,022 RSUs; “time-vesting RSUs” will be subject to a time-based vesting and 1,417,103 RSUs; “non-market performance RSUs” will be subject to a time and performance-based vesting. One-third (1/3) of the time-vesting RSUs awarded vested in substantially equal installments on each of June 30, 2024, June 30, 2025 and June 30, 2026, subject to continued service on such vesting dates.

The non-market performance RSUs vested after 3 years on June 30, 2026 and the award vested at 100% of the granted amount. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 3.41 for 3,113,125 RSUs, which was approved in the AGM on November 8, 2023.

On July 1,2023, 2,923,280 stock options were granted to selected key management members. One third (1/3) of the options vest and become exercisable on each of the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 4.00. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values. As the stock options awarded on July 1, 2023 were subject to approval by the shareholders, the grant date is the date of the AGM when approval was obtained on November 8, 2023.

Additionally, on December 15, 2023, 682,021 stock options were granted, with service commencement date July 1, 2023 on similar terms to same selected key management members. One third (1/3) of the options vest and become exercisable on each of the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 4.00. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values.

Fiscal Year 2025:

On July 1, 2024, 2,295,434 RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. Out of the granted RSUs, 1,252,241 RSUs; “time-vesting RSUs” will be subject to a time-based vesting and 1,043,193 RSUs; “non-market performance RSUs” will be subject to a time and performance-based vesting. One-third (1/3) of the time-vesting RSUs awarded will vest in substantially equal installments on each of June 30, 2025, June 30, 2026 and June 30, 2027, subject to continued service on such vesting dates.

The non-market performance RSUs will vest after 3 years on June 30, 2027 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. Potential award levels range from 25-200% of the grant depending on the achievement of a GMV growth and an Adjusted EBITDA margin target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 5.07 for 2,295,434 RSUs.

On July 1, 2024, 3,277,477 stock options were granted to selected key management members. One third (1/3) of the options vest and become exercisable on each of the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 5.07. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values.

On October 1, 2024, 102,740 time-vesting RSUs were granted to a selected key management member. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 3.65, the closing share price of the day before the grant date. The total number of RSU’s vested on June 30, 2025.

Fiscal Year 2026:

On July 1, 2025, 1,220,752 time-vesting RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 7.89, the closing share price of the grant date. One-third (1/3) of the time-vesting RSUs awarded will vest in substantially equal installments on each of June 30, 2026, June 30, 2027 and June 30, 2028, subject to continued service on such vesting dates.

On July 1, 2025, 1,026,945 RSUs non-market performance were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The non-market performance RSUs will vest after 3 years on June 30, 2028 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. Potential award levels range from 25-200% of the grant depending on the achievement of a GMV growth and an adjusted EBITDA margin target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 7.89.

On July 1, 2025, 2,076,491 stock options were granted to selected key management members. One third (1/3) of the options vest and become exercisable on each on the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 7.89. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values.

On August 1, 2025, 28,320 time-vesting RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 7.58, the closing share price of the grant date. One-third (1/3) of the time-vesting RSUs awarded will vest in substantially equal installments on each of June 30, 2026, June 30, 2027 and June 30, 2028, subject to continued service on such vesting dates.

On August 1, 2025, 24,125 RSUs non-market performance were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The non-market performance RSUs will vest after 3 years on June 30, 2028 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. Potential award levels range from 25-200% of the grant depending on the achievement of a GMV growth and an adjusted EBITDA margin target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 7.58.

On August 1, 2025, 50,198 stock options were granted to selected key management members. One third (1/3) of the options vest and become exercisable on each on the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 7.58. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values.

On September 1, 2025, 3,449 time-vesting RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 9.28, the closing share price of the day before the grant date. The RSUs vested on June 30, 2026 and were net settled.

On October 1, 2025, 6,465 stock options were granted to selected key management members. One third (1/3) of the options vest and become exercisable on each on the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 7.97. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values.

On October 1, 2025, 3,730 time-vesting RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 8.50, the closing share price of the day before the grant date. One-third (1/3) of the time-vesting RSUs awarded will vest in substantially equal installments on each of June 30, 2026, June 30, 2027 and June 30, 2028, subject to continued service on such vesting dates.

On October 1, 2025, 3,178 RSUs non-market performance were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The non-market performance RSUs will vest after 3 years on June 30, 2028 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. Potential award levels range from 25-200% of the grant depending on the achievement of a GMV growth and an adjusted EBITDA margin target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 8.50, the closing share price of the day before the grant date.

The following tables summarize the main features of time-vesting RSUs under the annual plan:

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Time-vesting RSUs
Service commencement date	July 1, 2023	July 1, 2024	Oct. 1, 2024
Grant date	Nov. 8, 2023	July 1, 2024	Oct. 1, 2024
Number granted	1,696,022	1,252,241	102,740
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Vested in full on June 30, 2025.

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Time‑vesting RSUs
Service commencement date	July 1, 2025	August 1, 2025	September 1, 2025	October 1, 2025
Grant date	July 1, 2025	August 1, 2025	September 1, 2025	October 1, 2025
Number granted	1,220,752	28,320	3,449	3,730
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Vested on June 30, 2026 and were net settled.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.

The following tables summarize the main features non-market performance RSUs under the annual plan:

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Non-market performance RSUs
Service commencement date	July 1, 2023	July 1, 2024
Grant date	Nov. 8, 2023	July 1, 2024
Number granted	1,417,103	1,043,193
Vesting conditions	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and Adjusted EBITDA margin.

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Non-market performance RSUs
Service commencement date	July 1, 2025	August 1, 2025	July 1, 2025
Grant date	July 1, 2025	August 1, 2025	October 1, 2025
Number granted	1,026,945	24,125	3,178
Vesting conditions	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.

The following tables summarize the main features of the stock option awards under the annual plan:

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Stock options
Service commencement date	July 1, 2023	July 1, 2024
Grant date	Various dates	July 1, 2024
Number granted	3,605,301	3,277,477
Vesting conditions	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Stock options
Service commencement date	July 1, 2025	August 1, 2025	July 1, 2025
Grant date	July 1, 2025	August 1, 2025	October 1, 2025
Number granted	2,076,491	50,198	6,465
Vesting conditions	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.

Employee Share Purchase Program (ESPP)

On May 29, 2023, the Company commenced its first open enrollment period for its Employee Share Purchase Program (“ESPP”), which was approved by the shareholders on October 27, 2022, at the Company’s annual general meeting. The objective of the ESPP is to allow employees of the Company (or any of its subsidiaries) to participate in the growth of the Company and to promote long-term corporate engagement by offering eligible employees the opportunity to acquire American Depositary Shares representing shares in the capital of the Company, at a discount, subject to the terms of the ESPP. The discount is fixed to one-fourth of the investment by the participant. The discount is implemented by increasing the number of shares with one-third (e.g. a participant receives four ADSs for the price of three ADSs).

On May 17, 2024, the Company commenced its second open enrollment period for its Employee Share Purchase Program. The expense that was recorded in equity, displaying the contribution of MYT Netherlands Parent B.V. to the employees, amounted to €18 thousand. 12,241 shares were issued in the program. The grant date fair value amounts to USD 6.00.

On May 13, 2025, the Company commenced its third open enrollment period for its Employee Share Purchase Program. The expense that was recorded in equity, displaying the contribution of LuxExperience B.V. to the employees, amounted to €21 thousand. 10,481 shares were issued in the program. The grant date fair value amounts to USD 9.27.

On May 21, 2026, the Company commenced its fourth open enrollment period for its Employee Share Purchase Program. The expense that was recorded in equity, displaying the contribution of LuxExperience B.V. to the employees, amounted to €99 thousand. 65,036 shares were issued in the program. The grant date fair value amounts to USD 7.05.

b)Measurement of fair values

Alignment Grant

The fair value of the employee share options has been measured using the Black-Scholes formula. The inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans were as follows.

Black Scholes Model - Weighted Average Values	Tranche I		Tranche II		Tranche III
Weighted average fair value	$25.42		$22.93		$20.68
Exercise price	$5.79		$8.68		$11.58
Weighted average share price	$31.00		$31.00		$31.00
Expected volatility	60%		60%		60%
Expected life	2.32	years	2.32	years	2.32	years
Risk free rate	0.0%		0.0%		0.0%
Expected dividends	—		—		—

Expected volatility has been based on an evaluation of the historical volatility of publicly traded peer companies, particularly over the historical period commensurate with the expected term.

Restoration Grant

As the phantom shares granted under the Restoration Award are not subject to an exercise price, the grant date fair value amounts to USD 31, the closing share price on the first trading day.

Stock Options from Long-Term Incentive Plan

The fair value of the employee share options has been measured using the Black-Scholes formula. The inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans were as follows.

	Grant date		Grant date		Grant date
Black Scholes Model - Weighted Average Values	November 8, 2023		December 15, 2023		July 1, 2024
Weighted average fair value	$0.64		$0.65		$1.82
Exercise price	$4.00		$4.00		$5.07
Weighted average share price	$3.41		$3.55		$5.07
Expected volatility	45.83%		45.32%		64.47%
Expected life	1.65	years	1.55	years	1.97	years
Risk free rate	3.00%		2.37%		2.88%
Expected dividends	—		—		—

	Grant date		Grant date		Grant date
Black Scholes Model - Weighted Average Values	July 1, 2025		August 1, 2025		October 1, 2025
Weighted average fair value	$2.83		$2.64		$2.84
Exercise price	$7.89		$7.58		$7.97
Weighted average share price	$7.89		$7.58		$7.97
Expected volatility	65.43%		63.10%		64.69%
Expected life	1.97	years	1.97	years	1.97	years
Risk free rate	1.83%		1.88%		1.97%
Expected dividends	—		—		—

For the options granted before June 30, 2024, expected volatility has been based on an evaluation of the historical volatility of publicly traded peer companies, particularly over the historical period commensurate with the expected term.

For the options granted after June 30, 2024, expected volatility has been based on an evaluation of the historical volatility of the Company’s own shares, particularly over the historical period commensurate with the expected term.

c)Share-based compensation expense recognized

Amounts recognized for share based payment programs were as follows:

	Year ended June 30,
(in € thousands)	2025	2026
Classified within capital reserve (beginning of year)	175,591	188,032
Expense related to:	12,441	11,334
Share Options (Alignment Grant)	4,178	—
Share Options (LTI)	3,673	4,306
Restricted Share Units (Supervisory Board Members Plan)	495	326
Restricted Share Units (LTI)	4,074	6,603
Employee Share Purchase Program	21	99
Classified within capital reserve (end of year)	188,032	199,366

During the year ended June 30, 2026, the Company withheld 1,274,380 shares (276,612 during fiscal 2025) to cover tax obligations related to the vesting of RSUs as part of both the LTI plan and the supervisory board members plan. The total value of the shares withheld was €8,355 thousand (€1,846 thousand during fiscal 2025), which was based on the market price of the Company’s shares on the respective vesting dates.

d)	Reconciliation of outstanding share options

The number and weighted-average exercise prices of share options under the share option programs described under the Alignment award were as follows.

	Alignment award
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2024	6,063,090	8.57
Forfeited	(215,529)	11.58
Exercised	(1,194,084)	5.79
June 30, 2025	4,653,477	9.09

June 30, 2025	4,653,477	9.09
Forfeited	—	N/A
Exercised	(55,574)	6.46
June 30, 2026	4,597,903	9.12

The range of exercise prices for the share options outstanding as of June 30, 2026 is between 5.79 USD and 11.58 USD. The average remaining contractual life is 4.56 years.

The number and weighted-average exercise prices of share options under the share option programs described in Long-Term Incentive Plan for share options were as follows.

	Share Options under the Long-Term
	Incentive Plan
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2024	3,309,066	4.00
Granted	3,277,477	5.07
Forfeited	(12,997)	4.53
Exercised	(195,297)	4.00
June 30, 2025	6,378,249	4.55

June 30, 2025	6,378,249	4.55
Granted	2,133,154	7.88
Forfeited	(72,372)	7.31
Exercised	(936,738)	4.08
June 30, 2026	7,502,293	5.53

The range of exercise prices for the share options outstanding as of June 30, 2026 is between 4.00 USD and 7.97 USD. The average remaining contractual life is 7.99 years.

During the year ended June 30, 2026, options exercised by employees resulted in total proceeds of €3,479 thousand, which were recognized as an increase in capital reserve.